Short-Term Borrowing (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Borrowing [Line Items]
Short term borrowings	¥ 15,000	$ 2,145
Bearing interest	2.40%	2.40%
China Merchants Bank Co., Ltd. Shanghai Branch [Member]
Short-Term Borrowing [Line Items]
Short term borrowings	¥ 15,000	$ 2,145